Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets

	As of December 31,
	2023	2024	2024
	S$	S$	US$
Other receivables	279	167,719	122,763
Prepayments	2,144	90,547	66,277
Deposits	5,958	60,659	44,400
Goods and Services Tax receivables	-	3,774	2,762
	8,381	322,699	236,202